Loans and Leases - Summary of Loans Outstanding (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total Consumer Real Estate	$ 28,624,000	$ 28,635,000
Total Commercial Real Estate	44,107,000	50,150,000
Total Commercial and Other Loans	16,725,000	15,603,000
Total Consumer Loans	3,456,000	5,231,000
Total loans	93,535,000	99,509,000
Less unearned interest and deferred fees	133,000	122,000
Net loans	93,401,845	99,387,344
Consumer Real Estate [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Consumer Real Estate, Construction	487,000	730,000
Consumer Real Estate, Home Equity Lines of Credit	3,684,000	3,157,000
Total Consumer Real Estate	29,247,000	28,525,000
Net loans	29,247,000	28,635,000
Consumer Real Estate [Member] | Farmland [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Consumer Real Estate	136,000	239,000
Consumer Real Estate [Member] | Residential 1-4 Family [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Consumer Real Estate	23,275,000	22,439,000
Consumer Real Estate [Member] | Home Equity Loans [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Consumer Real Estate	1,665,000	1,960,000
Commercial Real Estate [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Commercial Real Estate, Non-farm, non-residential	35,345,000	41,164,000
Commercial Real Estate, Multifamily (5 or more) residential properties	8,762,000	8,986,000
Total Commercial Real Estate	44,107,000	50,150,000
Net loans	44,107,000	50,150,000
Commercial and Other Loans [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Commercial and Other Loans, Commercial	5,489,000	5,626,000
Commercial and Other Loans, Non-rated industrial development obligations	11,200,000	9,954,000
Commercial and Other Loans, Other loans	36,000	23,000
Total Commercial and Other Loans	16,725,000	15,603,000
Net loans	16,725,000	15,603,000
Consumer Loans [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Consumer Loans, Installment and other loans to individuals	2,921,000	4,668,000
Consumer Loans, Credit Cards	535,000	563,000
Total Consumer Loans	3,456,000	5,231,000
Net loans	$ 3,456,000	$ 5,231,000